Trade and other receivables (Details Narrative)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
IfrsStatementLineItems [Line Items]
Deposits	$ 5,455,956	$ 7,060,553	$ 6,772,629
Custodian Services [Member]
IfrsStatementLineItems [Line Items]
Deposits	$ 3,632,810	$ 4,701,220